Guarantees, commitments and risks - Guarantees (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Guarantees, commitments and risks
Guarantees	€ 10,160	€ 8,884
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantees	6,432	4,758
Investments in unconsolidated entities controlled by Eni
Guarantees, commitments and risks
Guarantees	190	176
Joint ventures and associates
Guarantees, commitments and risks
Guarantees	3,358	3,800
Others
Guarantees, commitments and risks
Guarantees	€ 180	€ 150